Tax - Current Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 9	$ 14
Tax rate effect of foreign tax rates	1.50%	1.50%	6.30%
Effective minimum tax rate	15.00%
Pillar Two Tax [Member]
Disclosure of uncertain tax positions within current tax [line items]
Estimated Tax Liabilities	$ 2
Largest single contingency does not exceed [member]
Disclosure of uncertain tax positions within current tax [line items]
Uncertain tax positions included within current tax liability	$ 3	$ 3
Maximum [Member]
Disclosure of uncertain tax positions within current tax [line items]
Tax rate effect of foreign tax rates	25.00%